Associates and Joint Ventures - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	€ 77	€ 76
Receivables from associates and joint ventures for current operations (Note 11)	32	28
Financial debt, associates and joint ventures	0	0
Payables to associates and joint ventures (Note 14)	491	497
Revenue from operations with associates and joint ventures	52,008	52,036	€ 54,916
Financial expenses with associates and joint ventures	3,363	4,476	4,417
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method	77	76	80
Loans to associates and joint ventures	16	16
Receivables from associates and joint ventures for current operations (Note 11)	32	28
Financial debt, associates and joint ventures	10	9
Payables to associates and joint ventures (Note 14)	491	497
Share of income (loss) of investments accounted for by the equity method	5	(5)	(10)
Revenue from operations with associates and joint ventures	218	213	217
Expenses from operations with associates and joint ventures	20	32	85
Financial expenses with associates and joint ventures	€ 0	€ 2	€ 17